Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, are comprised of the following as of the below dates:
	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:
Balance at January 1, 2022	$307,256	$289,506	$97,395	$12,906	$707,063
Entrance to consolidation	26,643	-	6,152	843	33,638
Purchases	-	14,732	1,181	-	15,913
Disposals	-	(415)	(1,204)	-	(1,619)
Exchange rate differences from translation of foreign operations	(23,920)	(20,785)	(3,187)	(1,479)	(49,371)

Balance at December 31, 2022	$309,979	$283,038	$100,337	$12,270	$705,624

Accumulated depreciation:

Balance at January 1, 2022	154,112	243,264	64,381	3,370	465,127
Depreciation	26,668	11,562	9,986	1,285	49,501
Disposals	-	(416)	(1,205)	-	(1,621)
Exchange rate differences from translation of foreign operations	(11,213)	(17,157)	(1,319)	(420)	(30,109)

Balance at December 31,2022	$169,567	$237,253	$71,843	$4,235	$482,898

Depreciated cost at December 31, 2022	$140,412	$45,785	$28,494	$8,035	$222,726
	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Cost:
Balance at January 1, 2021	$253,064	$269,374	$96,754	$3,657	$622,849
Entrance to consolidation	51,348	-	-	9,126	60,474
Purchases	249	14,272	1,070	-	15,591
Exchange rate differences from translation of foreign operations	2,595	5,860	(429)	123	8,149

Balance at December 31, 2021	$307,256	$289,506	$97,395	$12,906	$707,063

	Customer relationship	Capitalized Software costs	Acquired technology	Other	Total
Balance at January 1, 2021	$125,577	$218,762	$52,107	$2,380	$398,826
Depreciation	25,960	19,697	12,096	931	58,684
Exchange rate differences from translation of foreign operations	2,575	4,805	178	59	7,617

Balance at December 31,2021	$154,112	$243,264	$64,381	$3,370	$465,127

Depreciated cost at December 31, 2021	$153,144	$46,242	$33,014	$9,536	$241,936